Benefit Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer's matching contribution	50.00%
Employer's annual contribution	$ 605	$ 590	$ 538
Defined contribution plan, service period for eligibility	1 year
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer's matching contribution as percentage of each participant's compensation, maximum	3.00%
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 173	194	190
Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 586	$ 535	$ 522